Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 28, 2022
Entity Registrant Name	FPA New Income, Inc.
Entity Central Index Key	0000099203
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 30, 2022
Document Effective Date	Jun. 30, 2022
Prospectus Date	Jan. 28, 2022
FPA New Income, Inc. | FPA New Income, Inc.
Prospectus:
Trading Symbol	FPNIX